Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales	$ 36,283	$ 30,838	$ 117,262	$ 98,320	$ 141,304	$ 117,616	$ 96,015
Cost of sales	23,267	18,275	72,539	60,034	85,877	71,804	63,083
Gross profit	13,016	12,563	44,723	38,286	55,427	45,812	32,932
Operating expenses:
Selling, general and administrative	10,687	8,847	32,437	25,206	36,195	30,674	25,323
Advisory agreement termination fee					1,300
Total operating expenses					37,495	30,674	25,323
Income from operations	2,329	3,716	12,286	13,080	17,932	15,138	7,609
Interest expense	(40)	(25)	(120)	(66)	(161)	(885)	(1,207)
Other income (expense), net	31	43	116	(428)	(1,594)	155	21
Income before provision for (benefit from) income taxes	2,320	3,734	12,282	12,586	16,177	14,408	6,423
Provision for (benefit from) income taxes	919	1,502	4,965	4,926	6,588	(5,747)	400
Net income	1,401	2,232	7,317	7,660	9,589	20,155	6,023
Net income attributable to common stockholders	$ 1,401	$ 69	$ 7,317	$ 233	$ 290	$ 596	$ 177
Net income per share attributable to common stockholders
- Basic	$ 0.08	$ 0.15	$ 0.43	$ 0.50	$ 0.62	$ 1.29	$ 0.38
- Diluted	$ 0.08	$ 0.07	$ 0.41	$ 0.24	$ 0.26	$ 0.50	$ 0.20
Weighted average shares of common stock outstanding used in computing net income per share attributable to common stockholders
- Basic	17,249,536	471,554	17,085,833	467,206	469,089	461,884	461,248
- Diluted	17,781,720	1,037,657	17,702,221	988,915	1,111,088	1,201,125	899,539